Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2008
Prospectus

The following information replaces the similar information for Advisor Utilities found under the "Investment Summary" heading in the "Fund Summary" section on page 6.

  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The following information replaces the biographical information for Advisor Financial Services found in the "Fund Management" section on page 27.

Richard Manuel is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Benjamin Hesse is co-manager of Advisor Financial Services Fund, which he has managed since October 2008. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

The following information replaces the biographical information for Advisor Heath Care found in the "Fund Management" section on page 27.

Matthew Sabel is co-manager of Advisor Health Care Fund, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Edward Yoon is co-manager of Advisor Health Care Fund, which he has managed since October 2008. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JP Morgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

AFOC-08-02 October 10, 2008 1.480125.163

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2008
Prospectus

The following information replaces the similar information for Advisor Utilities found under the "Investment Summary" heading in the "Fund Summary" section on page 7.

  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The following information supplements the similar information found in the "Fund Management" section beginning on page 26.

Yun-Min Chai is manager of Advisor Communications Equipment Fund and Advisor Technology Fund, which he has managed since May 2003 and January 2005, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Advisor Financial Services found in the "Fund Management" section on page 26.

Richard Manuel is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Benjamin Hesse is co-manager of Advisor Financial Services Fund, which he has managed since October 2008. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

The following information replaces the biographical information for Advisor Heath Care found in the "Fund Management" section on page 26.

Matthew Sabel is co-manager of Advisor Health Care Fund, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Edward Yoon is co-manager of Advisor Health Care Fund, which he has managed since October 2008. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JP Morgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

AFOCI-08-03 October 10, 2008 1.479771.158